Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues
Gross premiums written	$ 1,219.0	$ 1,193.2	$ 2,941.9	$ 2,707.5
Reinsurance premiums ceded	(520.1)	(523.3)	(1,216.6)	(1,259.5)
Net premiums written	698.9	669.9	1,725.3	1,448.0
Change in net unearned premiums	(160.9)	(168.8)	(584.3)	(458.9)
Net premiums earned	538.0	501.1	1,141.0	989.1
Investment Income, Net	44.6	46.0	94.1	87.0
Net realized and unrealized investment gains/(losses)	6.7	(7.0)	12.6	(16.0)
Total revenues	589.3	540.1	1,247.7	1,060.1
Expenses
Losses and loss adjustment expenses	296.7	222.7	725.9	405.0
Policy acquisition expenses (includes The Fidelis Partnership commissions of $70.6 and $149.0 (2024: $75.0 and $151.7))	239.6	217.3	485.9	430.2
General and administrative expenses	22.3	24.4	44.3	48.0
Corporate and other expenses	1.2	1.6	1.2	1.6
Net foreign exchange (gains)/losses	(2.0)	2.6	0.5	0.1
Financing costs	9.3	8.6	18.0	17.2
Total expenses	567.1	477.2	1,275.8	902.1
Income/(loss) before income taxes	22.2	62.9	(28.1)	158.0
Income tax (expense)/benefit	(2.5)	(9.2)	5.3	(23.1)
Net income/(loss)	19.7	53.7	(22.8)	134.9
Other comprehensive income
Unrealized gains/(losses) on available-for-sale investments	10.9	(0.4)	36.6	(8.6)
Reclassification of net realized losses/(gains) recognized in net income	(0.8)	6.1	(1.6)	13.5
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	0.6	(0.8)	(6.8)	(0.2)
Total other comprehensive income	10.7	4.9	28.2	4.7
Comprehensive income	$ 30.4	$ 58.6	$ 5.4	$ 139.6
Per share data
Earnings/(loss) per common share (in dollars per share)	$ 0.18	$ 0.46	$ (0.21)	$ 1.15
Earnings/(loss) per diluted common share (in dollars per share)	$ 0.18	$ 0.46	$ (0.21)	$ 1.14
Weighted average common shares outstanding (in shares)	108,627,579	117,089,293	110,077,312	117,373,655
Weighted average diluted common shares outstanding (in shares)	109,135,824	117,625,022	110,077,312	117,860,982